UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            May 15, 2009
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

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Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		13

Form 13F Information Table Value Total:		40,775
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION   MGRS	AUTHORITY
ACTIVIDENTITY	COM          	00506P103	  3168	  1545340	Sh  	Sole	None	Sole
ASPECT MEDICA	COM          	045235108	 11726	  2798515	Sh  	Sole	None	Sole
AUTHENTIDATE 	COM          	052666104	  1372	  3436304	Sh  	Sole	None	Sole
AUTOBYTEL INC	COM          	05275N106	  2192	  8118410	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   386	   374956	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 12360	 11660485	Sh  	Sole	None	Sole
GUIDANCE SOFT	COM          	401692108	  2372	   581427	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  2582	  2868992	Sh  	Sole	None	Sole
HYPERCOM CORP	COM          	44913M105	   889	   926294	Sh  	Sole	None	Sole
KEY TRONIC CO	COM          	493144109	    61	    64364	Sh  	Sole	None	Sole
MIVA INC     	COM          	55311R108	   806	  3355368	Sh  	Sole	None	Sole
SONIC INNOVAT	COM          	83545M109	  2815	  2630904	Sh  	Sole	None	Sole
WEB.COM GROUP	COM          	94733A104	    46	    13894	Sh  	Sole	None	Sole